Taxation	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Taxation
21.	Taxation

(a)	Income tax expenses
Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)	Cayman Islands
The Company is incorporated as an exempted company with limited liability under the Companies Act of the Cayman Islands and is not subject to tax on income or capital gains. Additionally, the Cayman Islands do not impose a withholding tax on payments of dividends to shareholders. The Cayman Islands are not party to any double tax treaties that are applicable to any payments made by or to the Company.

(ii)	Hong Kong Income Tax
Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered
profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. No provision for Hong Kong profits tax was made as we had no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2021 and 2022.

(iii)	PRC Enterprise Income Tax (“EIT”)
The income tax provision of the Group in respect of its operations in PRC was subject to statutory tax rate of 25% on the assessable profits for the years ended December 31, 2021 and 2022 based on the existing legislation, interpretation and practices in respect thereof.

(iv)	Withholding tax in mainland China (“WHT”)
According to the New Corporate Income Tax Law (“New EIT Law”), beginning January 1, 2008, distribution of profits earned by companies in mainland China since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies.
The Group does not have any plan in the foreseeable future to require its subsidiaries in mainland China to distribute their retained earnings and intends to retain them to operate and expand its business in mainland China. Accordingly, no deferred income tax liability related to WHT on undistributed earnings was accrued as of the end of each reporting period.

The income tax expenses of the Group during the years ended December 31, 2020, 2021 and 2022 are analyzed as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax	1,474	5,318	9,423
Deferred income tax	—	—	438

Total income tax expense	1,474	5,318	9,861

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rate of
25
% in mainland China, being the tax rate applicable to the majority of consolidated entities as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	(76,423)	(255,144)	(5,627,504)
Tax calculated at statutory income tax rate of 25% in mainland China	(19,106)	(63,786)	(1,406,876)
Tax effects of:
Effect of differing tax rates in different jurisdictions	—	—	1,272,471
Expenses not deductible for income tax purposes	469	1,069	137,862
Effect of tax loss not recognised	20,111	68,035	37,283
Utilization of tax loss previously not recognized	—	—	(30,879)

	1,474	5,318	9,861

(b)	Deferred income tax
As at December 31, 2021 and 2022, the Group did not recognize deferred income tax assets from tax losses. The key factors which have influenced management in arriving at this evaluation are the fact that the Group has not yet a history of making profits and product development remains at an early stage.

As of December 31, 2022, the total unrecorded
tax losses carried forward
was
 RMB231.4 million (2021: RMB203.8
million), most of which will be expired in one to five years other than RMB6.1 million (2021: Nil) that are available indefinitely for offsetting against future taxable profit.